Related Party Transactions and Balances (Details 1) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Statement [Line Items]
Due to related parties	$ (141)	$ (141)
Oniva International Services Corp. [Member]
Statement [Line Items]
Due to related parties	95	98
Silver Wolf Exploration Ltd. [Member]
Statement [Line Items]
Due to related parties	$ (236)	$ (239)